Intangible Assets Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Radio Spectrum License CNY	Dec. 31, 2012 Radio Spectrum License HKD	Dec. 31, 2012 Network Use Right CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Customer Relationships Minimum	Dec. 31, 2012 Customer Relationships Maximum
Intangible Assets [Line Items]
License fee						150,000
Estimated useful life of intangible assets					15 years	15 years	20 years	5 years	20 years	4 years	8 years
Upfront fee							20,000
Intangible assets, amortization expenses	$ 5,678	35,377	30,104	11,658	6,119		167